Visualix Acquisition (Details) - Visualix Asset Purchase Agreement [Member]	Apr. 23, 2021 EUR (€) shares
Visualix [Member]
Visualix Acquisition (Details) [Line Items]
Asset acquisition, consideration transferred (in Euro) | €	€ 50,000
Asset acquisition, equity interest issued or issuable	4,224
Asset Acquisition, Covenants, Noncompete Term	2 years
FEVM [Member]
Visualix Acquisition (Details) [Line Items]
Asset acquisition, equity interest issued or issuable	704